Share-Based Compensation - Schedule of Share-Based Compensation (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) shares
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares | shares	20,788,886
Fair value of share-based compensation | $	$ 83,155,336
Swee Kheng Chua [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares | shares	17,900,000	[1],[2],[3]
Fair value of share-based compensation | $	$ 71,599,820	[1],[2],[3]
Terence Wing Khai Yap [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares | shares	250,000	[1],[2],[3]
Fair value of share-based compensation | $	$ 999,998	[1],[2],[3]
Sze Yin Ong [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares | shares	46,296	[1],[2],[3]
Fair value of share-based compensation | $	$ 185,184	[1],[2],[3]
Sharifah Noriati Binte Said Omar [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares | shares	185,185	[1],[2],[3]
Fair value of share-based compensation | $	$ 740,738	[1],[2],[3]
Ping Ping Lim [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares | shares	377,775	[1],[2],[3]
Fair value of share-based compensation | $	$ 1,511,096	[1],[2],[3]
Jia Wei Chua [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares | shares	14,815	[2],[3]
Fair value of share-based compensation | $	$ 59,260	[2],[3]
Meang Fai Pang [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares | shares	14,815	[4]
Fair value of share-based compensation | $	$ 59,260	[4]
Weilekai Investments Pte Ltd [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares | shares	2,000,000	[3]
Fair value of share-based compensation | $	$ 7,999,980	[3]

[1]	These are the Key Management Personnel of the Company
[2]	These are the employees of the Company
[3]	These are the related parties of the Company
[4]	This is a close associate of the Company